INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible assets with finite lives:
Patents and trademark	¥ 131,480		¥ 128,332
Less: accumulated amortization	54,603		37,391
Intangible assets, net	123,300	$ 17,877	135,582
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	2,024		2,024
Insurance brokerage license, trademark and others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	¥ 44,399		¥ 42,617